INVESTMENTS IN SECURITIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
INVESTMENTS IN SECURITIES
Cost	¥ 209,991	¥ 209,991
Gross unrealized gain	303,300	163,800
Gross unrealized loss	983	895
Fair value	512,308	372,896
Equity securities
INVESTMENTS IN SECURITIES
Cost	107,550	107,550
Gross unrealized gain	303,300	163,800
Fair value	410,850	271,350
Debt securities
INVESTMENTS IN SECURITIES
Cost	102,441	102,441
Gross unrealized loss	983	895
Fair value	¥ 101,458	¥ 101,546